Loans Receivable (Details) - USD ($)	1 Months Ended
	Aug. 31, 2023	Oct. 31, 2022
Loans receivable [Line Items]
Loan amount		$ 5,000,000
Bears interst rate	0.67%	0.67%
Interest income	$ 2,000,000